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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitebox Advisors, LLC
Address: 3033 Excelsior Boulevard
         Suite 300
         Minneapolis, MN 55416

Form 13F File Number: 28-10715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan D. Wood
       -----------------------
Title: Chief Financial Officer
Phone: (612) 253-6001

Signature, Place, and Date of Signing:

/s/ Jonathan D. Wood      Minneapolis, Minnesota      May 18, 2006
--------------------      ----------------------      ------------
[Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      7

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $44821
                                        -----------
                                        (thousands)

List of Other Included Managers:

Whitebox Combined Advisors, LLC
Whitebox Convertible Arbitrage Advisors, LLC
Whitebox Diversified Convertible Arbitrage Advisors, LLC
Whitebox Hedged High Yield Advisors, LLC
Whitebox Intermarket Advisors, LLC
Whitebox Statistical Arbitrage Advisors, LLC
Pandora Select Advisors, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                                            Voting Authority
                                                         Value  Shares/  Share/ Puts/ Investment  Other   --------------------
Name of Issuer                SecType       Cusip       (X1000) Prn Amt   Prn   Calls Discretion Managers   Sole   Shared None
---------------------------- --------- ---------------- ------- -------- ------ ----- ---------- -------- -------- ------ ----
Royal Caribbean Cruise Lines 780153AK8 Convertible Bond  44821  86646000  Prn            Sole             86646000